New standards	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4. New standards

New standards and interpretations adopted

(a) Amendment to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. Classification is unaffected by the expectations that the entity will exercise its right to defer settlement of a liability. Lastly, the amendments clarify that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets. The amendments are effective for annual periods beginning on or after January 1, 2024. The amendments have been adopted by the Company and the amendments did not result in any changes to the consolidated financial statements.

New standards issued but not yet effective

(b) IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB released IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 will replace IAS 1 Presentation of Financial Statements. The standard amends the presentation of the statement of income by introducing a newly defined 'operating profit' subtotal and a requirement for income and expenses to be allocated between three new distinct categories based on a company's main business activities, which are Operating, Financing and Investing. In addition, organizations will need to disclose certain 'non-GAAP' measures known as management-defined performance measures. The standard will be effective from January 1, 2027 with early adoption is permitted and requires retrospective application. The Company is still assessing the impact of adoption of this amendment on its consolidated financial statements.

(c) Amendment to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures

In May 2024, the IASB issued amendments to IFRS 9 and 7 to clarify the recognition or derecognition of a financial asset or liability, with a new exception for some financial liabilities settled through an electronic cash transfer system. The amendments also add guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion, by introducing an additional SPPI test for financial assets with contingent features that are not related directly to a change in basic lending risks or costs. In addition, the amendments will add new disclosures for certain instruments with contractual terms that can change cash flows. Lastly, the amendments will require additional disclosures for equity instruments designated at fair value through other comprehensive income. The amendments will apply for reporting periods beginning on or after January 1, 2026, with early application permitted. The Company is assessing the impact of adoption of this amendment on its consolidated financial statements.